CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate, at cost:
Land	$ 1,749,378	$ 1,520,413
Buildings and improvements	3,222,603	2,592,449
Total real estate, at cost	4,971,981	4,112,862
Less accumulated depreciation and amortization	(814,126)	(711,615)
Net real estate held for investment	4,157,855	3,401,247
Real estate held for sale, net	2,153	3,631
Net real estate	4,160,008	3,404,878
Cash and cash equivalents	4,165	17,607
Accounts receivable, net	15,375	11,301
Goodwill	17,206	17,206
Other assets, net	222,635	84,598
Total assets	4,419,389	3,535,590
LIABILITIES AND STOCKHOLDERS' EQUITY
Distributions payable	21,405	19,051
Accounts payable and accrued expenses	58,770	47,019
Other liabilities	29,179	22,555
Line of credit payable	237,400	0
Mortgages payable, net	67,781	0
Notes payable	1,750,000	1,600,000
Total liabilities	2,164,535	1,688,625
Commitments and contingencies
Stockholders' equity:
Preferred stock and paid in capital, par value $0.01 per share and $1.00 per share as of December 31, 2011 and 2010, respectively, and 20,000,000 shares authorized, 13,900,000 shares issued and outstanding as of December 31, 2011 and 2010, respectively	337,790	337,790
Common stock and paid in capital, par value $0.01 per share, 200,000,000 shares authorized, 133,223,338 shares issued and outstanding as of December 31, 2011, and par value $1.00 per share, 200,000,000 shares authorized, 118,058,988 shares issued and outstanding as of December 31, 2010	2,563,048	2,066,287
Distributions in excess of net income	(645,984)	(557,112)
Total stockholders' equity	2,254,854	1,846,965
Total liabilities and stockholders' equity	$ 4,419,389	$ 3,535,590